Property, plant and equipment - Narrative (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, plant and equipment [abstract]
Depreciation, property, plant and equipment	R$ 20,481	R$ 16,408